Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) state Entity	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Net premiums earned | $	$ 22,474.0	$ 19,899.1	$ 18,398.5
Depreciation | $	$ 137.4	103.7	97.1
Commercial Lines Segment
Segment Reporting Information [Line Items]
Number of states | state	49
Operating Segments | Personal Lines Segment | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages | Entity	35,000
Australia
Segment Reporting Information [Line Items]
Net premiums earned | $	$ 20.2	$ 15.9	$ 17.1
Residential Insurance [Member] | Property Segment
Segment Reporting Information [Line Items]
Number of states | state	38
National Flood Insurance Program [Member] | Property Segment
Segment Reporting Information [Line Items]
Number of states | state	40